Derivative Instruments and Collections on Behalf of Third Parties (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments and Collections on Behalf of Third Parties [Abstract]
Payments and banking services provided to customers	$ 11,973	$ 26,515